Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Executive management:
Disclosure of transactions between related parties [line items]
Short-term compensation and benefits	$ 3,303	$ 3,334	$ 3,835
Post-employment benefits	71	68	109
Share-based payments	12,053	15,509	17,144
Key management personnel compensation	15,427	18,911	21,088
Board of directors:
Disclosure of transactions between related parties [line items]
Cash remuneration	480	455	430
Share-based payments	1,780	1,741	1,772
Key management personnel compensation	$ 2,260	$ 2,196	$ 2,202